Basis of Presentation and General Information - Transaction Agreement DSS (Details) - USD ($) $ in Thousands	3 Months Ended	11 Months Ended
	Mar. 27, 2019	Nov. 27, 2018
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Reverse unit split, description	one for seven reverse unit split
Transaction Agreement with DSS
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Closing date of Transaction Agreement	Mar. 27, 2019
Date Of Transaction Agreement		Nov. 27, 2018
Athena renamed to Diamond S | Transaction Agreement with DSS
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Cash received	$ 10,000
Shares to be distributed	12,725,000
Partnership contribution of the Crude and Product tanker business	the Partnership agreed to contribute to Athena the Crude and Product tanker business, associated inventories, $10,000 in cash plus prorated charter hire and net payments received from February 20, 2019 onwards with specific arrangements relating to the funding of working capital
DSS loan | Transaction Agreement with DSS
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Credit facility, maximum borrowing capacity	$ 360,000
Expiration period of line of credit	5 years